Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Financial instruments
Note 8 - Financial instruments

Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2020	2019
Cash and cash equivalents (1)(3)	$68,641	$67,356
Accounts receivable and accrued revenues (1)	30,060	107,848
Total financial assets	$98,700	$175,204

Financial liabilities
Accounts payables and accrued expenses (1)	$18,503	$23,998
Derivative financial liabilities, current (2)	9,073	4,320
Current portion long-term debt (1)	3,396	100,385
Long-term debt (1)	446,562	750,586
Derivative financial liabilities, non-current (2)	14,601	11,279
Total financial liabilities	$492,135	$890,569

(1)	Amortized cost.
(2)	Fair value through profit or loss.
(3)	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.

Fair value of non-derivative financial instruments

It is assumed that fair value of non-derivative financial instruments is equal to the nominal amount for all financial assets and liabilities. With regards to trade receivables, the credit risk is not viewed as significant. With regards to the credit facilities, these are floating rate with terms and conditions considered to be according to market terms and no material change in credit risk; consequently, it is assumed that carrying value has no material deviation from fair value.

Measurement of fair value

It is only derivatives that are classified within a fair value measurement category and recognized at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivatives - interest rate swaps

	Expires	Notional amount		Fair value
(Dollars in thousands)		2020	2019	2020	2019
Swap pays 2.987%, receive floating	Apr. 20, 2023	$42,000	44,400	2,541	1,748
Swap pays 3.012%, receive floating	Apr. 20, 2023	$42,000	44,400	2,564	1,780
Swap pays 3.019%, receive floating	Sept. 29, 2023	$30,743	33,310	2,131	1,425
Swap pays 3.019%, receive floating	Sept. 29, 2023	$29,829	32,396	2,060	1,380
Swap pays 2.8665%, receive floating	Sep. 29, 2023	$46,260	48,830	3,147	1,976
Swap pays 2.8785%, receive floating	Jun. 30, 2023	$40,673	43,240	2,513	1,681
Swap pays 2.885%, receive floating	Sept. 29, 2023	$45,618	48,188	3,139	1,961
Swap pays 2.897%, receive floating	Sept. 30, 2023	$40,851	43,419	2,792	1,789
Swap pays 3.020%, receive floating	Sept. 29, 2023	$39,167	41,734	2,786	1,859
Total carrying amount		$357,141	379,916	23,673	15,600

Interest-bearing debt

	Interest	Remaining notional	Carrying amount
(Dollars in thousands)			2020	2019
Credit Agricole Credit Facility	LIBOR + 2.19%	37,839	37,626	55,719
Danish Ship Finance Credit Facility	LIBOR + 2.00%	36,400	36,015	38,929
Nordea Credit Facility	LIBOR + 2.40%	110,933	109,423	207,175
ABN Amro Credit Facility	LIBOR + 2.40%	269,505	266,895	432,581
ABN Amro Revolving Credit Facility	LIBOR + 2.50%	-	-	-
Convertible Senior Notes due 2021	4.50%	-	-	116,568
Total carrying amount		454,677	449,959	850,972

As of December 31, 2020, $70.3 million was undrawn under the Nordea Credit Facility and $100.0 million was undrawn under the ABN Amro Credit Facility.

Interest on all our credit facilities is payable quarterly in arrears except the Danish Ship Finance Credit Facility which has interest payable semi-annually in arrears. The credit facilities are principally secured by the first-priority mortgages on the vessels financed by the credit facility, assignments of earnings, pledge of shares in the borrower, insurance and the borrowers’ rights under charters for the vessels, if any, as well as a pledge of the borrowers’ bank account balances.

Reconciliation of liabilities arising from financing activities

The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

	As of January 1, 2020 (1)	Financing cash flows (2)	Amortization	Equity component of convertible notes	Other changes (3)	As of December 31, 2020
Bank loans	734,404	(286,733)	2,288			449,959
Convertible Senior Notes due 2021	116,568		3,250	(119,818)		-
Office leases	2,846	(467)			1,681	4,060
Total (4)	853,817	(287,199)	5,538	(119,818)	1,681	454,019

			Non-cash changes

	As of January 1, 2019 (1)	Financing cash flows (2)	Amortization	Equity component of convertible notes	Other changes (3)	As of December 31, 2019
Bank loans	823,299	(91,440)	2,545			734,404
Convertible Senior Notes due 2019	32,009	(6,426)	851	(26,434)		-
Convertible Senior Notes due 2021	111,968	(7)	4,607			116,568
Office leases	1,484	(370)			1,732	2,846
Total (4)	968,759	(98,243)	8,003	(26,434)	1,732	853,817

(1)	The opening balance as of January 1, 2019, includes the initial recognition of a lease liability of $1.5 million resulting from the adoption of IFRS 16 Leases.
(2)	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
(3)	Other changes for the year 2020 and 2019 represent new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases.
(4)	The reconciliation does not include interest rate swaps, which are described in note 8.